Employee Benefit Plans - Summary of Changes in Fair Value of Plan's Level Three Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 706	$ 517
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	100	77
Actual return on plan assets still held at reporting date	5	10
Purchases, sales and settlements	5	8
Currency translation adjustments	(3)	5
Fair value of plan assets at end of year	$ 107	$ 100